TAXES	12 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
TAXES

NOTE 13 — TAXES

(a) Corporate Income Taxes (“CIT”)

Cayman Islands

Under the current tax laws of the Cayman Islands, Bon Natural Life Limited (“Bon Natural Life”) is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Hong Kong

Tea Essence is incorporated in Hong Kong and is subject to profit taxes in Hong Kong at a rate of 16.5%. However, Tea Essence did not generate any assessable profits derived from Hong Kong sources in the years ended September 30, 2024, 2023 and 2022, and accordingly no provision for Hong Kong profits tax has been made in these periods.

PRC

Under PRC CIT Law, domestic enterprises and Foreign Investment Enterprises (“FIEs”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on a case-by-case basis by local government as preferential tax treatment to High and New Technology Enterprises (“HNTEs”).

Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for their HNTE status every three years. The Company’s subsidiary, Xi’an App-Chem was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning October 18, 2017, which is valid for three years. In December 2020, Xi’an App-Chem successfully renewed its HNTE Certificate with local government and will continue to enjoy the reduced income tax rate of 15% for another three years by December 1, 2023.

CIT is typically governed by the local tax authority in PRC. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate local economy. The corporate income taxes for the years ended September 30, 2024, 2023 and 2022 were reported at a blended reduced rate as a result of Xi’an App-chem being approved as a HNTE and enjoying a 15% reduced income tax rate, but subsidiaries of Xi’an App-chem are subject to a 25% income tax rate. The impact of the tax holidays noted above decreased foreign taxes by $234,101, $667,258 and $825,899 for the years ended September 30, 2024, 2023 and 2022, respectively. The benefit of the tax holidays on net income per share (basic and diluted) $0.10, $1.50 and $1.00 for the years ended September 30, 2024, 2023 and 2022, respectively.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 13 — TAXES (continued)

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended September 30, 2024, 2023 and 2022:

	For the Years Ended September 30,
	2024	2023	2022
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax holiday	(32.7)%	(12.0)%	(11.0)%
Permanent difference	1.2%	0.6%	0.1%
Research and development deduction	(226.4)%	(5.4)%	(4.2)%
Change in valuation allowance	281.9%	9.8%	7.0%
Effective tax rate	49.1%	18.0%	16.9%

The components of the income tax provision (benefit) are as follows:

	For the Years Ended September 30,
	2024	2023	2022
Current tax provision:
Cayman Islands	$-	$-	$-
Hong Kong		-	-
China	351,179	1,000,887	1,248,013
Sub-total	351,179	1,000,887	1,248,013

Deferred tax provision (benefit):
Cayman Islands	-	-	-
Hong Kong	-	-	-
China	-	1,411	19,012
Sub-total	-	1,411	19,012

Income tax provision	$351,179	$1,002,298	$1,267,025

Deferred tax assets

The Company’s deferred tax assets are comprised of the following:

	September 30, 2024	September 30, 2023

Deferred tax assets derived from allowance for doubtful accounts and net operating losses (“NOL”)	$429,351	$300,846
Less: valuation allowance	(427,963)	(299,511)
Deferred tax assets	$1,388	$1,335

The Company follows ASC 740, “Income Taxes”, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates, applicable to the periods in which the differences are expected to affect taxable income.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 13 — TAXES (continued)

A valuation allowance is provided against deferred tax assets when the Company determines that it is more likely than not that the deferred tax assets will not be utilized in the future. The Company has subsidiaries in the PRC, among which 7 entities, including Xi’an CMIT, App-Chem Ag-tech, App-Chem Guangzhou, Tongchuan DT, Xi’an DT, Tianjin YHX and Gansu BMK, reported recurring operating losses since their inception and the chances for these subsidiaries that suffered recurring losses in prior period to become profitable in the foreseeable near future and to utilize their net operating loss carry forwards were remote. Accordingly, the Company provided valuation allowance of $427,963 and $299,511 for the deferred tax assets of these subsidiaries as of September 30, 2024 and 2023, respectively.

As of September 30, 2024, all of the Company’s tax returns of its PRC subsidiaries remain open for statutory examination by PRC tax authorities.

(b) Taxes payable

Taxes payable consist of the following:

	September 30, 2024	September 30, 2023

Income tax payable	$1,689,296	$1,296,206
Value added tax payable	1,443,500	1,338,800
Other taxes payable	548,370	83,681
Total taxes payable	$3,681,166	$2,718,687

As of September 30, 2024 and 2023, Company had accrued tax liabilities of approximately $3.7 million and $2.7 million, respectively, mostly related to the unpaid value added tax and income tax in China.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS